Intangible assets and goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
Intangible assets consist of the following:

2017
	Cost	Accumulated amortization	Net book value
Power sales contracts	$56,540	$36,878	$19,662
Customer relationships	26,799	8,836	17,963
Interconnection agreements	14,181	703	13,478
	$97,520	$46,417	$51,103

6.	Intangible assets and goodwill (continued)

2016
	Cost		Accumulated amortization	Net book value
Power sales contracts	$53,777		$33,248	$20,529
Customer relationships	26,796		8,192	18,604
Interconnection agreements	9,682	—	414	9,268
	$90,255		$41,854	$48,401

Goodwill
Changes in goodwill are as follows:

Balance, January 1, 2016	$79,836
Business acquisitions	148,541
Balance, December 31, 2016	$228,377
Business acquisitions (note 3(a))	752,418
Divestiture of operating entity (note 23(a))	(26,513)
Balance, December 31, 2017	$954,282